Consolidated and Combined Balance Sheets (Parentheticals) - $ / shares	Mar. 31, 2025	Mar. 31, 2024
Statement of Financial Position [Abstract]
Ordinary shares par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares shares authorized	500,000,000	500,000,000
Ordinary shares shares issued	19,500,000	19,500,000
Ordinary shares shares outstanding	19,500,000	19,500,000